Earning per share	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Earning per share
35.
Earning per share

The following reflects the earnings / (loss) and share data used for the basic and diluted EPS computations:

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Earnings attributable to equity holders of the parent	3,404	3,814	9,841	105
Add: Loss attributable to one class B share @	117	70	94	1
Add: Loss attributable to one class D share ^	113	75	102	1
Earnings attributable to equity holders of Class A and C for basic and diluted earnings	3,634	3,959	10,037	107

Earnings per share: Basic
Equity shares: Class A shares (in INR and USD, par value of USD 0.0001)	9.94	10.92	27.60	0.29
Equity shares: Class C shares (in INR and USD, par value of USD 0.0001)	9.94	10.92	27.60	0.29

Earnings per share: Diluted
Equity shares: Class A shares (in INR and USD, par value of USD 0.0001)	9.92	10.81	27.24	0.29
Equity shares: Class C shares (in INR and USD, par value of USD 0.0001)	9.92	10.81	27.24	0.29

	For the year ended March 31,
Weighted average number of equity shares in calculating basic EPS	2024	2025	2026
Class A shares of the Company	247,142,406	244,306,376	245,308,254
Class C shares of the Company	118,363,766	118,363,766	118,363,766
Weighted average number of equity shares in calculating basic EPS	365,506,172	362,670,142	363,672,020

Computation of Weighted average number of equity shares in calculating diluted EPS#
Weighted average number of equity shares in calculating basic EPS	365,506,172	362,670,142	363,672,020
Impact of share options (dilutive)	875,605	3,455,768	4,849,558
Weighted average number of equity shares in calculating diluted EPS	366,381,777	366,125,910	368,521,578

@ Class B share is not the most subordinate to other classes of equity instruments as per IAS 33. Refer Note 16 for terms of Class B share.

^ Class D share is a redeemable share and therefore, is not considered as ordinary shares as per IAS 33. Refer Note 16 for terms of Class D share.

#Since the effect of all potential equity shares other than mentioned above were anti-dilutive in year ended March 2026, 2025 and 2024, it has not been considered for the purpose of computing diluted earnings per share.